Subsequent Events - Additional Information (Detail) $ in Millions	2 Months Ended	3 Months Ended
	Feb. 28, 2019 Aircraft	Mar. 31, 2019 USD ($)
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Non-vested stock, number of awards approved		3
Non-vested stock, grant		30,412
Estimated fair vaule		$ 2.7
Estimated compensation cost for next year		$ 1.4
Non-vested stock, vesting period		Vest over a period of three years
First Embraer 190 aircraft [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of aircraft delivered | Aircraft	2